Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Phoenix New Media Limited
Entity Central Index Key	0001509646
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	001-35158
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 25
Entity Address, Address Line Two	Tower B, POSCO Center
Entity Address, Address Line Three	Hongtai East Street
Entity Address, City or Town	Wangjing, Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Phoenix New Media Limited and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of comprehensive income /(loss), of shareholders’ equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control—Integrated Framework (2013) issued by the COSO.

Business Contact
Document Information
Contact Personnel Name	Mr. Edward Lu
Entity Address, Address Line One	Floor 25
Entity Address, Address Line Two	Tower B, POSCO Center
Entity Address, Address Line Three	Hongtai East Street
Entity Address, City or Town	Wangjing, Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	86 10
Local Phone Number	6067-6869
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	259,191,877
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	317,325,360
American Depositary Shares, each representing forty eight Class A ordinary shares
Document Information
Title of 12(b) Security	American Depositary Shares, each representing forty-eightClass A ordinary shares
Trading Symbol	FENG
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.01 per share
Document Information
Title of 12(b) Security	Class A ordinary shares, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE